GUARANTEE LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2022
Schedule of movement of guarantee liabilities

	March 31, 2021	March 31, 2022
	RMB	RMB

Guarantee liabilities – stand ready	172	46
Guarantee liabilities – contingent (i)	2,269	133
	2,441	179

(i) Financial guarantees in the scope of ASC 460, Guarantees, are in the scope of CECL impairment model, and a contingent guarantee liability with an allowance for credit losses was recorded at the initial adoption and subsequently measured using CECL model.

Guarantee liabilities - stand ready
Schedule of movement of guarantee liabilities

The movement of guarantee liabilities – stand ready was as follows:

	For the year ended December 31,	For the three months ended March 31,	For the fiscal years ended March 31,
	2019	2020	2021	2022
	RMB	RMB	RMB	RMB

Beginning balance of the period	321,255	388,307	207,997	172
Changes on initial application of ASU 2016-13	—	(135,839)	—	—
Fair value of guarantee liabilities upon the inception of new guarantees	405,084	—	—	—
Guarantee liabilities settled	(398,167)	—	—	—
Losses from guarantee liabilities	362,597	—	—	—
Net assets transferred (Note 3)	(302,462)	—	—	—
Guarantee income (i) (Note 13)	—	(44,471)	(207,825)	(126)
Ending balance of the period	388,307	207,997	172	46

Guarantee liabilities - contingent
Schedule of movement of guarantee liabilities

The movement of guarantee liabilities - contingent was as follows:

	For the three months ended March 31,	For the fiscal years ended March 31,
	2020	2021	2022
	RMB	RMB	RMB

Beginning balance of the period	—	702,952	2,269
Changes on initial application of ASU 2016-13	224,834	—
Guarantee liabilities settled	(326,204)	(68,578)	—
Guarantee liabilities released to WeBank (i)	—	(630,733)	—
Provision for/(reversal of) credit losses	804,322	(1,372)	(2,136)
Ending balance of the period	702,952	2,269	133

(i) In order to settle the Company’s remaining guarantee liabilities, the Company entered into a supplemental agreement on April 23, 2020 (the “2020 April Agreement”) with WeBank with regards to the Company’s historically-facilitated loans. Pursuant to the 2020 April Agreement, WeBank agreed to set a cap on the amount of cash the Company would use to fulfil its guarantee obligations from 2020 to 2022. Subsequently on July 23, 2020, the Company entered into another supplemental agreement (the “2020 July Agreement”) with WeBank, which amended and restated the 2020 April Agreement. Pursuant to the 2020 July Agreement, the Company paid an aggregate amount of RMB372 million to WeBank from 2020 to 2025 as guarantee settlement with a maximum annual settlement amount of no more than RMB84 million. Upon the signing of the 2020 July Agreement, the Company was no longer subject to guarantee obligations in relation to its historically facilitated loans for WeBank under the condition that the Company made the instalments based on the agreed-upon schedule in the 2020 July Agreement.